Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023
Accounting Policies [Abstract]
Summary of Estimated Useful Lives	The estimated useful lives are as follows:

Useful lives
Office equipment	5 years
The estimated useful lives are as follows:

Useful lives
Office equipment	5 years